SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	8 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
EPS	$ (915,705)
Class A accretion to redemption amount	(4,743,750)
Allocation of Net (loss)/income available to shareholders	(5,659,455)
Net (loss)/income	$ 915,705
Common Class B [Member]
Share outstanding | shares	7,906,250
Allocation of Net (loss)/income available to shareholders	$ (1,131,891)
Net (loss)/income	$ (1,131,891)
Weighted Average Shares outstanding | shares	7,906,250
EPS | $ / shares	$ (0.14)
Common Class A [Member]
Proceeds allocated to Class A	$ 316,250,000
Class A redemption amount	320,993,750
Allocation of Net (loss)/income available to shareholders	(4,527,564)
Accretion of Class A to redemption value	4,743,750
Net (loss)/income	$ 216,186
Weighted Average Shares outstanding | shares	9,271,586
EPS | $ / shares	$ 0.02
Common Class A [Member] | IPO [Member]
Shares Issued upon IPO | shares	31,625,000